Expense Example {- Fidelity Advisor® Series Growth Opportunities Fund} - 11.30 Fidelity Advisor Series Growth Opportunities Fund - PRO-08 - Fidelity Advisor® Series Growth Opportunities Fund - Fidelity Advisor Series Growth Opportunities Fund-Default
Jan. 29, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	2
10 years	$ 9